Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Trade and Other Receivables

4. Trade and Other Receivables

        Trade and other receivables consisted of the following:

	As of December 31,
	2017	2018
Due from charterers	1,081	788
VAT receivable	56	103
Accrued income	935	6,546
Insurance claims	75	160
Other receivables	1,618	5,887

Total	3,765	13,484

        As of December 31, 2017 and 2018, no receivable balances were past due or impaired and therefore no allowance was necessary.

        Accrued income represents net revenues receivable from charterers, which have not yet been invoiced; all other amounts not yet invoiced are included under Other receivables.